ADVANCE FROM CUSTOMERS	6 Months Ended
Jun. 30, 2012
ADVANCE FROM CUSTOMERS [Text Block]

NOTE 11 — ADVANCE FROM CUSTOMERS

	June 30, 2012	December 31, 2011
	(Unaudited)
Advance from customers	$30,549,985	$19,269,063

Advance from customers represents amounts received for wire rods. The advances are applied against amounts due from customers as the wire rods are delivered.